Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	$ 844.8	$ 1,106.6
High yield loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0
Gross Unrealized Losses	(0.2)
Fair market value, trading	9.8
Debt Securities, Trading, Amortized Cost	10.0
Fixed income securities - trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	16.8	24.2
Gross Unrealized Losses	(6.0)	(2.0)
Fair market value, trading	855.6	1,128.8
Debt Securities, Trading, Amortized Cost	844.8	1,106.6
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	35.4	79.2
Debt Securities, Trading, Amortized Cost	35.4	79.2
Equity securities — Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.2
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	5.0	2.7
Debt Securities, Trading, Amortized Cost	5.0	2.5
Catastrophe Bonds
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	(0.8)
Fair market value, trading	18.8	28.6
Debt Securities, Trading, Amortized Cost	18.8	29.4
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.1	0.3
Gross Unrealized Losses	(15.1)	0.0
Fair market value, trading	163.6	156.6
Debt Securities, Trading, Amortized Cost	178.6	156.3
Middle market loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.2	0.2
Gross Unrealized Losses	(5.5)	(0.2)
Fair market value, trading	112.1	111.7
Debt Securities, Trading, Amortized Cost	117.4	111.7
Securities, asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.1)	0.0
Fair market value, trading	18.6	8.7
Debt Securities, Trading, Amortized Cost	18.7	8.7
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.3	0.7
Gross Unrealized Losses	(20.7)	(0.2)
Fair market value, trading	299.3	279.7
Debt Securities, Trading, Amortized Cost	319.7	279.2
Total - Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	17.1	24.9
Gross Unrealized Losses	(26.7)	(3.0)
Fair market value, trading	1,209.1	1,516.3
Debt Securities, Trading, Amortized Cost	1,218.7	1,494.4
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	2.7	1.8
Gross Unrealized Losses	(0.1)	(0.1)
Fair market value, trading	120.5	185.0
Debt Securities, Trading, Amortized Cost	117.9	183.3
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.3	0.1
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	3.5	3.2
Debt Securities, Trading, Amortized Cost	3.2	3.1
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	9.1	11.6
Gross Unrealized Losses	0.0	(0.1)
Fair market value, trading	103.5	243.2
Debt Securities, Trading, Amortized Cost	94.4	231.7
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.1	7.4
Gross Unrealized Losses	0.0	(0.1)
Fair market value, trading	41.6	151.2
Debt Securities, Trading, Amortized Cost	41.5	143.9
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	3.1	2.4
Gross Unrealized Losses	(5.7)	(1.7)
Fair market value, trading	539.1	492.4
Debt Securities, Trading, Amortized Cost	541.7	491.7
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	1.5	0.9
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	37.6	53.8
Debt Securities, Trading, Amortized Cost	$ 36.1	$ 52.9